UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22437

Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2013 – November 30, 2013

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

CEF

November 30, 2013 (UNAUDITED)

GBAB | SEMIANNUAL REPORT

Guggenheim Build America Bonds Managed Duration Trust

GUGGENHEIMINVESTMENTS.COM/GBAB
... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT THE GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com/gbab, you will find:

•	Daily, weekly and monthly data on share prices, net asset values, distributions and more

•	Monthly portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information

Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Trust’s website in an ongoing effort to provide you with the most current information about how your Trust’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Trust.

November 30, 2013

DEAR SHAREHOLDER

We thank you for your investment in the Guggenheim Build America Bonds Managed Duration Trust (the “Trust”). This report covers the Trust’s performance for the six-month period ended November 30, 2013.

All Trust returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2013, the Trust provided a total return based on market price of -11.98% and a total return based on NAV of -4.04%. As of November 30, 2013, the Trust’s market price of $19.19 per share represented a discount of 12.05% to its NAV of $21.82 per share. As of May 31, 2013, the Trust’s market price of $22.70 per share represented a discount of 3.85% to its NAV of $23.61 per share. The market value of the Trust’s shares fluctuates from time to time and it may be higher or lower than the Trust’s NAV. NAV performance data reflects fees and expenses of the Fund.

The Fund made a monthly distribution of $0.13817 for each month of the period. The dividend as of November 30, 2013, represents an annualized distribution rate of 8.64% based on the Trust’s closing market price of $19.19 on November 30, 2013.

Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) serves as the investment adviser to the Trust. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Trust’s investment sub-adviser and is responsible for the management of the Trust’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

We encourage shareholders to consider the opportunity to reinvest their distributions from the Trust through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 33 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Trust purchased in the market at a price less than NAV. Conversely, when the market price of the Trust’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share of 95% of the market price per share. The DRIP provides a cost effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Trust endeavors to maintain a steady monthly distribution rate, the DRIP effectively provides an income averaging technique, which causes shareholders to accumulate a larger number of Trust shares when the share price is lower than when the price is higher.

To learn more about the Trust’s performance and investment strategy for the semiannual period ended November 30, 2013, we encourage you to read the Questions & Answers section of this report, which begins on page 4. We are honored that you have chosen the Guggenheim Build America Bonds Managed Duration Trust as part of your investment portfolio. For the most up-to-date information regarding your investment, please visit the Trust’s website at guggenheiminvestments.com/gbab.

Sincerely,

Donald C. Cacciapaglia
Chief Executive Officer
Guggenheim Build America Bonds Duration Trust

December 31, 2013

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 3

QUESTIONS & ANSWERS	November 30, 2013

Guggenheim Build America Bonds Managed Duration Trust (the “Trust”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”). This team includes B. Scott Minerd, Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director; and James E. Pass, Senior Managing Director. In the following interview, the investment team discusses the market environment and the Trust’s strategy and performance for the six-month period ended November 30, 2013.

What were the most important developments in the Trust over the past six months?
The Trust continues to rank at or near the top of its peer group, generally driven by two factors: The portfolio construction within the Build America Bonds (BABs) segment has been a source of excess performance, with security selection and a lower duration target adding value over the past six months. Additionally, the Trust’s design, investing at least 80% of its Managed assets (net assets plus leverage) (“Managed Assets”) in BABs and up to 20% of its Managed Assets in securities other than BABs, provides an anchor to returns and mitigates the interest rate risk embedded in long-duration bonds. This structure has consistently enabled the portfolio managers to generate both higher absolute returns and lower risk than both peers and benchmarks, resulting in risk-adjusted performance which markedly outperforms competing products and indexes. Although the Trust had negative return for the period, it outperformed its benchmark, the Bank of America Merrill Lynch Build America Bond Index, by 54 basis points.

What is the Trust’s investment objective and how is it pursued?
The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a diversified portfolio of taxable municipal securities known as Build America Bonds or BABs. Under normal market conditions, the Trust invests at least 80% of its Managed Assets in BABs. The Trust may invest up to 20% of its Managed Assets in securities other than BABs, including taxable municipal securities that do not qualify for federal subsidy payments under the American Recovery and Reinvestment Act of 2009 (the “Act”), municipal securities, the interest income from which is exempt from regular federal income tax (sometimes referred to as “tax-exempt municipal securities”), asset-backed securities (“ABS”), senior loans and other income-producing securities.

At least 80% of the Trust’s Managed Assets are invested in securities that, at the time of investment, are investment grade quality. The Trust may invest up to 20% of its Managed Assets in securities that, at the time of investment, are below investment grade quality. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.

The Trust does not invest more than 25% of its Managed Assets in municipal securities in any one state of origin or more than 15% of its Managed Assets in municipal securities that, at the time of investment, are illiquid.

BABs are taxable municipal securities that include bonds issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, pursuant to the Act. In contrast to traditional municipal bonds, interest received on BABs is subject to federal income tax and may be subject to state income tax. However, issuers of Direct Payment BABs are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the bonds, allowing such issuers to issue BABs that pay interest rates that are competitive with the rates typically paid by private bond issuers in the taxable fixed-income market.

The Sub-Adviser employs investment and trading strategies to seek to maintain the leverage-adjusted duration of the Trust’s portfolio to generally less than 10 years. (Duration is a measure of a bond’s price sensitivity to changes in interest rates, expressed in years. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield to maturity of the bond.)

In addition, the Sub-Adviser may seek to manage the duration of the Trust’s portfolio through the use of derivative instruments, including U.S. Treasury swaps, credit default swaps, total return swaps and futures contracts, in an attempt to reduce the overall volatility of the Trust’s portfolio to changes in market interest rates. The Sub-Adviser does not currently use such derivative instruments to manage the duration of the Trust’s portfolio but may do so in the future. The Sub-Adviser may seek to manage the Trust’s duration in a flexible and opportunistic manner based primarily on then-current market conditions and interest rate levels. The Trust may incur costs in implementing the duration management strategy, but such strategy will seek to reduce the volatility of the Trust’s portfolio.

What were the significant events affecting the economy and market environment over the past six months?
Speculation on the future of quantitative easing dominated financial headlines for much of the period, causing increased interest rate volatility and driving investor demand for shorter duration assets. The yield on the 10-year Treasury note hit a two-year high of 3.0% in early September, about 140 basis points above the lows seen in May.

The Federal Reserve (the “Fed”) surprised most market participants on September 18, 2013 with its inaction on what was expected to be the beginning of tapering its $85 billion per month asset purchase program. Given sluggish job growth and malaise in the housing data in recent

4 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

QUESTIONS & ANSWERS continued	November 30, 2013

months, the Fed announced that it would continue to maintain the pace of purchases until there was significant improvement in the aforementioned areas. Investors that were positioned in longer-duration fixed income assets benefitted as benchmark 10-year U.S. Treasury bond yields declined in the wake of the Fed announcement, closing the third quarter at 2.6%. The soft patch in economic growth added downward pressure to interest rates in the short term, but reacceleration is expected to ultimately push interest rates higher over the long term.

The fundamental outlook for the global economy continues to improve. We are seeing a synchronous global economic expansion for the first time since 2007. In Europe, the periphery has struggled through several years of contraction, but lower prices and unit labor costs have led to the start of a recovery. Germany’s economy has been weighed down by the peripheral nations, but overall, Europe has shown signs of expansion from recent manufacturing data. Asian economies, notably China and Japan, have seen substantial monetary accommodation from their respective regimes and look to return to higher levels of growth in the coming years.

Here in the United States, we continue to see strong evidence of seasonal strength in the stock market. The data-distorting effects of the October U.S. government shutdown are being flushed from the system, providing a truer reading of what is occurring domestically. Despite a shutdown that lasted far longer than originally anticipated, the U.S. economy held up fairly well, indicating a high degree of underlying strength.

At period end, the likelihood of the Fed tapering quantitative easing in December appeared to be remote. However, given strong employment data released in early December, many market participants placed a higher probability of the Fed reducing purchases in the next few meetings. (After the period end, on December 18, 2013, the Fed announced that it would begin to taper in January 2014, reducing monthly asset purchases from $85 billion to $75 billion). Our expectation is interest rates are likely to remain range bound into 2014 before continuing an ascent higher.

How did the Trust perform for the six months ended November 30, 2013?
All Trust returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2013, the Trust provided a total return based on market price of -11.98% and a total return based on NAV of -4.04%. As of November 30, 2013, the Trust’s market price of $19.19 per share represented a discount of 12.05% to its NAV of $21.82 per share. As of May 31, 2013, the Trust’s market price of $22.70 per share represented a discount of 3.85% to its NAV of $23.61 per share. The market value of the Trust’s shares fluctuates from time to time and it may be higher or lower than the Trust’s NAV. NAV performance data reflects fees and expenses of the Trust.

The Trust made the following monthly distributions per share during the six-month period ended November 30, 2013:

Month	Distribution per Share
June 2013	$0.13817
July	$0.13817
August	$0.13817
September	$0.13817
October	$0.13817
November	$0.13817
Total	$0.82902

The Trust’s monthly distribution represents an annualized distribution rate of 8.64% based on the Trust’s closing market price of $19.19 on November 30, 2013. The Trust’s distribution rate is not constant and is subject to change based on the performance of the Trust.

What factors affected Trust performance during the six-month period ended November 30, 2013?
During the time period ending November 30, 2013, the taxable municipal market faced various macro issues such as the partial shutdown of the federal government, the debt ceiling debate, and taper talk from the Federal Reserve. Like other fixed income asset classes, the taxable municipal market experienced significant volatility but performed better when compared to the tax-exempt municipal market. Towards the end of the period, credit spreads tightened, reflecting the general consensus that the Federal Reserve would not taper until March 2014.

The portfolio lost value during the period largely because of the volatile rate environment prompted by speculation over the end of Federal Reserve tapering, and the ongoing effects of the sequestration. Earlier, it appeared sequestration might impose automatic spending cuts in state and local government aid and reduce BABs subsidies. There was also concern that such cuts could lead some issuers to refinance outstanding BABs through an extraordinary redemption provision (ERP). Although certain issues did elect to exercise their ERPs, refunding volume, as the Sub-Adviser expected, was limited and did not materially impact the BABs market during the period.

Nonetheless, we expect more issuers to review their BABs and other direct payment indentures for refinancing alternatives as sequestration appears to be here to stay. Although we continue to believe BABs refinancings will be limited, market valuations of certain BABs, Qualified School Construction Bonds (“QSCBs”) and other direct payment bonds will be volatile in the near term.

Other factors affecting BABs performance were lack of primary issuance, which creates scarcity that helps support prices. Existing issues also typically carry high dollar prices, which limits activity in the sector.

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 5

QUESTIONS & ANSWERS continued	May 31, 2013

Describe how the Trust’s assets are invested.
As of November 30, 2013, approximately 84% of the Trust’s long-term investments were in BABs and QSCBs, which are qualifying investments for purposes of the Trust’s policy of investing at least 80% of its managed assets in BABs. The taxable municipal sector was a detractor from return for the period.

The rest of the Trust’s assets, approximately 16% of the Trust’s long-term investments as of November 30, 2013, were invested in non-BABs securities. These include asset-backed securities, bank loans, corporate bonds (including high yield bonds) and other securities, by which we were able to add incremental yield. The non-BABs portion of the portfolio was a contributor to return for the period.

The most significant change within non-BABs over the period was a decrease in below-investment-grade corporate debt and in bank loans as some assets were called away for refinancing. The Trust continues to seek new floating rate assets, primarily bank loans.

The Trust believes there is sufficient liquidity within non-BABs holdings to manage a decline in the BABs holdings, should a widespread increase in interest rates cause BABs to lose sufficient value to approach the 80% minimum.

How did other markets perform in this environment?
The return of the Bank of America Merrill Lynch Build America Bond Index was -4.58% for the six months ended November 30, 2013. The return of the Barclays U.S. Treasury Composite Index, which includes Treasury securities of all maturities, was -0.85% for the same period.

The Barclays U.S. Aggregate Bond Index (the “Barclays Aggregate”), which is a proxy for the U.S. investment grade bond market, returned -0.56% for the period, while the Barclays U.S. Corporate High Yield Index returned 2.61%.

Reflecting the Federal Reserve’s (“the Fed”) continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index was 0.02% for the period.

What is the Trust’s exposure to bonds associated with Detroit or Puerto Rico?
Following Detroit’s bankruptcy filing in July, Federal courts were deciding if the bankruptcy could proceed. (In December, after the period end, a Federal judge ruled that the bankruptcy could proceed and that the city’s pensions would be treated the same as any other contract in bankruptcy.)

Puerto Rico has been coping with a weak economy, a huge debt burden and a constant flow of negative headlines from the financial press and media pundits. This has caused its municipal bonds to fall in value in 2013 as investors feared its financial condition could lead to a default.

The Trust owned and purchased bonds that fund the Detroit Public Schools through the Michigan School Bond Qualification and Loan Program (“Program”). These securities are not directly involved in the Detroit’s bankruptcy filing, as, under the Program, the State shall lend to Detroit Public Schools in amounts sufficient to pay debt service. However, the market has been treating them as impaired, which we believe creates investment opportunities for the Trust. The portfolio managers conduct continuous market analysis to ensure these bonds meet the Trust’s investment criteria, and they continue to perform as expected. On the other hand, the Trust does not have any exposure to Puerto Rico municipal credits but may do so in the future, if investment opportunities arise.

What is the Trust’s leverage strategy?
Since leverage adds to performance when the cost of leverage is less than the total return generated by investments, the use of leverage detracted from the Trust’s total return during this period. The Trust utilizes leverage (borrowing) as part of its investment strategy, to finance the purchase of additional securities that provide increased income and potentially greater appreciation potential to common shareholders than could be achieved from a portfolio that is not leveraged. Leverage will not exceed 33 1/3% of the Trust’s Managed Assets.

As of November 30, 2013, the Trust’s leverage was approximately 26% of Managed Assets, slightly more than six months ago. The Trust currently employs leverage through reverse repurchase agreements with at least three different counterparties and a credit facility with a major bank. Under the reverse repurchase agreements, securities are transferred to another party, such as a bank or broker-dealer, in return for cash which can be used for additional investments.

There is no guarantee that the Trust’s leverage strategy will be successful. The Trust’s use of leverage may cause the Trust’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

What is the current outlook for the taxable municipal sector that includes Build America Bonds?
Since the 2010 expiration of the BABs and other federally sponsored programs, taxable municipal issuance has reverted back to historical figures – approximately $35 billion per year or roughly 10 percent of total municipal issuance. In 2011 and 2012, taxable issuance was approximately $35 billion and $38 billion, respectively.

The primary market has been relatively quiet as 2013 issuance remains on track to total approximately $35 billion, driven primarily by private and public universities, health care institutions and special purpose entities. Although issuance of taxable municipal bonds has been ahead of this pace through most of 2013, we expect a significant decline in activity given the rise in U.S. Treasury yields.

6 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

QUESTIONS & ANSWERS continued	November 30, 2013

Secondary market activity was dominated by certain maturities of both State of California General Obligation Bonds and New York City General Obligation Bonds. However, the majority of this activity involved bonds with durations of 10 years and longer.

Against this backdrop, we continue to focus on revenue bonds, secured by a dedicated revenue stream, high grade general obligation bonds and story bonds rated BBB or better. Health care organizations, higher education institutions and large governmental issuers continue to garner the majority of our attention. In addition, we continue to monitor the market for investment opportunities involving BABs and QRSBs, respectively, as both type of direct payment obligations received negative media attention during the partial shutdown of the Federal government.

Index Definitions:
Indices are unmanaged and reflect no expenses. It is not possible to invest directly in an index.

The Bank of America Build America Bond Index is designed to track the performance of U.S. dollar-denominated Build America Bonds publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market.

The Barclays U.S. Treasury Composite Index includes public obligations of the U.S. Treasury. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. STRIPS are excluded from the index because their inclusion would result in double-counting. Securities in the index roll up to the U.S. Aggregate, U.S. Universal, and Global Aggregate Indices. The U.S. Treasury Index was launched on January 1, 1973.

The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays U.S. Corporate High Yield Index is an unmanaged index of below investment grade bonds issued by U.S. corporations.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. There can be no assurance that the Trust will achieve its investment objectives. The value of the Trust will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value. There can be no assurance that the Trust will achieve its investment objectives.

Please see guggenheiminvestments.com/gbab for a detailed discussion of the Trust’s risks and considerations.

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 7

TRUST SUMMARY (Unaudited)	November 30, 2013

Trust Statistics
Share Price		$19.19
Common Share Net Asset Value		$21.82
Premium/Discount to NAV		-12.05%
Net Assets Applicable to Common Shares ($000)		$379,897

Total Returns
(Inception 10/28/10)	Market	NAV
Six Month	-11.98%	-4.04%
One Year	-10.94%	-1.76%
Three Year - Average Annual	5.82%	11.88%
Since Inception - Average Annual	5.64%	11.41%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The NAV total returns reflect fees and expenses of the Trust. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gbab. The investment return and principal value of an investment will fluctuate with changes in the market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.

% of Municipal
State/Territory Allocations	Bonds
California	22.7%
Illinois	12.3%
Washington	9.5%
Indiana	6.4%
New Jersey	6.2%
Texas	6.1%
New York	5.8%
Ohio	5.2%
Michigan	5.1%
Florida	4.3%
Pennsylvania	4.2%
West Virginia	3.3%
Colorado	3.0%
Alabama	2.9%
Nevada	2.7%
Vermont	2.7%
Louisiana	2.5%
Mississippi	1.9%
South Carolina	1.4%
Georgia	1.3%
South Dakota	1.0%
Minnesota	0.9%

Portfolio composition and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gbab. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

	% of Total
Portfolio Breakdown	Net Assets
Municipal Bonds	111.4%
Corporate Bonds	6.7%
Asset Backed Securities	5.6%
Term Loans	4.9%
Preferred Stock	2.0%
Collateralized Mortgage Obligations	0.7%
Closed-End Fund	0.3%
Warrants	0.0%	*
Common Stock	0.0%	*
Total Long-Term Investments	131.6%
Short-Term Investment	0.2%
Total Investments	131.8%
Other Assets in excess of Liabilities	2.6%
Borrowings	-10.5%
Reverse Repurchase Agreements	-23.9%
Total Net Assets	100.0%
* Less than 0.1%.

Ratings shown are assigned by one or more Nationally Recognized Statistical Credit Rating Organizations (“NRSRO”), such as Standard & Poor’s, Moody’s and Fitch. The ratings are an indication of an issuer’s credit-worthiness and typically range from AAA or Aaa (highest) to D (lowest). When two or more ratings are available, the lower rating is used; when only one is available, that rating is used. The Non-Rated category consists of securities that have not been rated by an NRSRO. U.S. Treasury securities and U.S. Government Agency securities are not rated but deemed to be equivalent to securities rated AA+/Aaa.

8 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 131.6%
	Municipal Bonds – 111.4%
	Alabama – 2.9%
$3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (k)	AA–	7.100%	09/01/2035	09/01/20 @ 100	$3,232,500
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (k)	AA–	7.200%	09/01/2038	09/01/20 @ 100	5,412,250
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a)	AA–	7.250%	09/01/2040	09/01/20 @ 100	2,168,100
500,000	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2013-A to Series 2013-F(AGM)	AA–	0.000%	10/01/2034	10/01/23 @ 51	133,030
						10,945,880

	California – 22.7%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B– 1(k)	A+	6.700%	02/01/2026	N/A	552,140
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build
	America Bonds(a)	A	7.700%	11/01/2030	11/01/20 @ 100	11,708,600
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B(k)	A	8.000%	11/01/2020	N/A	3,192,750
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B– 2(a) (k)	AA–	6.050%	08/01/2021	N/A	365,412
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(k)	AA–	6.650%	08/01/2025	N/A	709,012
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1(k)	AA–	5.914%	08/01/2025	N/A	8,686,500
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA–	7.000%	07/01/2041	07/01/21 @ 100	11,516,900
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.003%	07/01/2041	07/01/20 @ 100	11,153,500
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.947%	07/01/2040	07/01/20 @ 100	5,614,600
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a) (k)	A+	7.250%	08/01/2028	N/A	1,161,807
10,000,000	Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B(k) (l)	NR	6.877%	08/01/2033	08/01/22 @ 100	9,575,900
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E(k)	AA–	5.400%	02/01/2026	N/A	1,024,040
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a)	AA	7.021%	08/01/2040	08/01/20 @ 100	5,483,750
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	6.800%	08/01/2030	N/A	2,636,191
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	7.100%	08/01/2040	N/A	9,251,637
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds(k)	AA–	7.123%	08/01/2028	08/01/20 @ 100	3,542,221
						86,174,960

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 9

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Colorado – 3.0%
$7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA–	7.017%	03/15/2031	03/15/21 @ 100	$8,299,350
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D	AA–	6.817%	03/15/2028	N/A	2,965,450
						11,264,800

	Florida – 4.3%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a) (k)	AA	6.910%	07/01/2039	07/01/19 @ 100	10,833,000
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (k)	A	7.784%	09/01/2040	09/01/20 @ 100	5,445,100
						16,278,100

	Georgia – 1.3%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM)(k)	AA–	5.210%	12/01/2022	N/A	5,135,900

	Illinois – 12.3%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a) (k)	A+	6.519%	12/01/2040	N/A	4,549,400
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a) (k)	A+	6.900%	01/01/2040	N/A	5,713,020
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	AA–	6.742%	11/01/2040	N/A	3,315,342
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A–	7.350%	07/01/2035	N/A	5,444,600
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (k)	A2	7.620%	01/01/2030	N/A	8,329,381
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (k)	A2	7.820%	01/01/2040	N/A	3,445,299
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a) (k)	A2	7.947%	04/01/2035	04/01/20 @ 100	5,084,235
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	A2	8.147%	04/01/2041	04/01/20 @ 100	5,707,700
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(k)	AA	7.230%	10/15/2035	04/15/20 @ 100	3,197,670
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a) (k)	AA	7.030%	04/15/2032	04/15/20 @ 100	2,055,460
						46,842,107

	Indiana – 6.4%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E	AA+	6.500%	01/15/2030	07/15/20 @ 100	9,797,888
3,000,000	Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B(k)	A3	5.900%	04/01/2034	N/A	2,925,960
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010, (a)	AA+	6.500%	07/15/2030	01/15/21 @ 100	11,577,700
						24,301,548

	Louisiana – 2.5%
8,000,000	Orleans Parish, School Board of the Parish of Orleans, Louisiana, (AGM)(k)	AA–	4.400%	02/01/2021	N/A	8,413,040
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a)	AA+	7.200%	02/01/2042	02/01/20 @ 100	1,112,107
						9,525,147

See notes to financial statements.
10 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Michigan – 5.1%
$415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building
	and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified
	School Construction Bonds - Direct Payment, Series A, (Q-SBLF)(k)	AA–	6.300%	05/01/2026	05/01/21 @ 100	$434,795
2,640,000	Detroit, Michigan, School District, Build America Bonds, (Q-SBLF)(a) (k)	AA–	7.747%	05/01/2039	N/A	2,753,441
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds,
	Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,
	Series 2010B, (Q-SBLF)(a)	AA–	6.845%	05/01/2040	05/01/20 @ 100	4,786,100
2,640,000	Detroit, Michigan, School District, School Building and Site Bonds,
	Unlimited Tax General Obligation Bonds, Taxable Qualified School
	Construction Bonds, Series 2010A, (Q-SBLF)(k)	AA–	6.645%	05/01/2029	N/A	2,586,118
3,000,000	Fraser Public School District, Macomb County, Michigan, General
	Obligation Federally Taxable School Construction Bonds, 2011 School
	Building and Site Bonds, Series B, (Q-SBLF)(k)	AA–	6.050%	05/01/2026	05/01/21 @ 100	3,138,810
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation
	Bonds, (Q-SBLF)(k)	AA–	6.750%	05/01/2026	05/01/20 @ 100	1,046,450
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School
	Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable
	Qualified School Construction Bonds, Series A, (Q-SBLF)(k)	AA–	6.100%	05/01/2026	05/01/20 @ 100	2,591,100
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building
	and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified
	School Construction Bonds, Series A, (Q-SBLF)(k)	AA–	6.500%	05/01/2029	05/01/20 @ 100	2,067,580
						19,404,394

	Minnesota – 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(k) (l)	AA	7.250%	02/01/2035	02/01/21 @ 100	1,741,074
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(k) (l)	AA	7.500%	02/01/2040	02/01/21 @ 100	1,614,536
						3,355,610

	Mississippi – 1.9%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America
	Bonds, University of Mississippi Medical Center Facilities Expansion and
	Renovation Project, Series 2010A(a) (k)	AA–	6.842%	06/01/2035	06/01/20 @ 100	5,237,700
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America
	Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (k)	A2	7.265%	01/01/2032	01/01/20 @ 100	1,027,250
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America
	Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (k)	A2	7.390%	01/01/2040	01/01/20 @ 100	922,584
						7,187,534

	Nevada – 2.7%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds,
	Series B(a) (k)	AA–	6.881%	07/01/2042	07/01/19 @ 100	1,525,349
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water
	Bonds, Taxable Build America Bonds, Series 2009A(a) (k)	AA+	7.100%	06/01/2039	06/01/19 @ 100	1,304,712
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build
	America Bonds(a)	AA–	7.600%	07/01/2030	07/01/20 @ 100	1,671,120
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build
	America Bonds(a)	AA–	7.900%	07/01/2040	07/01/20 @ 100	5,661,454
						10,162,635

	New Jersey – 6.2%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease
	Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(k)	A+	7.747%	07/01/2034	07/01/20 @ 100	8,437,440
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease
	Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(k)	A+	7.847%	07/01/2035	07/01/20 @ 100	2,116,060
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable
	Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.102%	01/01/2041	N/A	13,060,200
						23,613,700

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 11

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	New York – 5.8%
$5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue
	Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.134%	11/15/2030	11/15/20 @ 100	$5,506,700
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue
	Bonds, Taxable Build America Bonds, Series 2010B-1(a)	A	6.548%	11/15/2031	N/A	5,757,150
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build
	America Bonds, Series 2010(a) (k) (l)	BBB	8.572%	11/01/2040	N/A	10,994,400
						22,258,250

	Ohio – 5.2%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue
	Bonds, New Clean Renewable Energy Bonds, Series 2010C(k)	A	7.334%	02/15/2028	N/A	5,965,050
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System,
	Build America Bonds, Taxable, Series 2009B(a) (k)	A–	8.223%	02/15/2040	N/A	2,187,179
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement,
	Taxable Build America Bonds, Series 2010A,(a) (k)	AA	6.900%	12/01/2034	12/01/20 @ 100	2,585,550
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement,
	Taxable Build America Bonds, Series 2010A,(a) (k)	AA	7.150%	12/01/2039	12/01/20 @ 100	2,580,550
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement,
	Taxable Build America Bonds, Series 2010A,(a) (k)	AA	7.300%	12/01/2043	12/01/20 @ 100	2,580,125
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement,
	Taxable Qualified School Construction Bonds, Series 2010B(k)	AA	6.650%	12/01/2029	12/01/20 @ 100	2,665,750
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds
	General Obligation Bonds(k)	AA	7.000%	12/01/2028	12/01/20 @ 100	1,291,721
						19,855,925

	Pennsylvania – 4.2%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds,
	Series B of 2010(a) (k)	A+	7.140%	12/15/2035	06/15/20 @ 100	5,126,542
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction
	Bonds, Series D(k)	A	6.850%	09/01/2029	N/A	8,497,800
2,500,000	School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series
	2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)(k)	A+	5.995%	09/01/2030	N/A	2,491,725
						16,116,067

	South Carolina – 1.4%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone
	Economic Development Bonds, Series 2010B(k) (l)	A–	7.328%	07/01/2040	N/A	5,337,600

	South Dakota – 1.0%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic
	Development Bonds, Series 2010C(k)	A2	7.500%	12/15/2040	12/15/19 @ 100	3,684,917

	Texas – 6.1%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel
	Revenue Bonds, Taxable Build America Bonds, Series 2009B(a) (k)	A+	7.088%	01/01/2042	N/A	11,564,500
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation,
	Taxable Build America Bonds, Series 2010B(a)	AA	6.700%	08/15/2036	08/15/20 @ 100	11,523,800
						23,088,300

	Vermont – 2.7%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds,
	Series 2010B,(a) (k)	A+	6.101%	07/01/2025	07/01/20 @ 100	2,236,631
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds,
	Series 2010B(a) (k)	A+	7.211%	07/01/2040	07/01/20 @ 100	8,000,475
						10,237,106

See notes to financial statements.
12 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Washington – 9.5%
$5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build
	America Bonds, Series 2010B(a) (k)	AA–	6.479%	12/01/2030	12/01/20 @ 100	$5,308,700
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America
	Bonds, Series 2010B(a) (k)	AA	6.396%	12/01/2030	12/01/20 @ 100	2,156,140
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build
	America Bonds, Series B(a) (k)	A1	6.500%	05/01/2030	N/A	5,221,350
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical
	Center, Hospital Facilities Revenue Bonds, Series 2010B(k)	BBB+	8.000%	06/15/2040	06/15/20 @ 100	6,184,424
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax
	Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.790%	07/01/2040	N/A	5,432,300
3,325,000	Washington State University, Housing and Dining System Revenue Bonds,
	Taxable Build America Bonds, Series 2010B(a) (k)	A+	7.099%	04/01/2032	N/A	3,829,935
6,675,000	Washington State University, Housing and Dining System Revenue Bonds,
	Taxable Build America Bonds, Series 2010B(a) (k)	A+	7.399%	04/01/2041	N/A	7,829,708
						35,962,557

	West Virginia – 3.3%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds,
	Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.650%	04/01/2040	N/A	12,525,300

	Total Municipal Bonds – 111.4%
	(Cost $383,968,462)					423,258,337

	Corporate Bonds – 6.7%
	Advertising – 0.1%
375,000	Sitel, LLC / Sitel Finance Corp.(b) (k)	B	11.000%	08/01/2017	08/01/14 @ 106	404,062

	Airlines – 1.0%
112,939	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1(k) (l)	NR	7.200%	1/2/19	N/A	120,280
1,641,422	Atlas Air 2000-1 Class A Pass Through Trust, Series 2000-1, Class A(k) (l)	NR	8.707%	1/2/19	N/A	1,748,114
2,000,000	Delta Air Lines 2011-1 Class B Pass-Through Trust, Series 2011-1, Class B(k)	BB+	7.125%	10/15/14	N/A	2,040,000
						3,908,394

	Banks – 0.5%
1,700,000	Barclays PLC (United Kingdom)(d) (h)	B+	8.250%	–	12/15/18 @ 100	1,754,400

	Chemicals – 0.1%
350,000	TPC Group, Inc.(b) (k)	B	8.750%	12/15/2020	12/15/16 @ 104	369,688

	Coal – 0.1%
200,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II(k)	B–	8.375%	06/01/2020	06/01/16 @ 104	221,000

	Commercial Services – 0.1%
200,000	ADT Corp.(b)	BB–	6.250%	10/15/2021	N/A	208,750
2,000	RR Donnelley & Sons Co.	BB–	6.500%	11/15/2023	N/A	1,995
60,000	ServiceMaster Co.	CCC+	7.000%	08/15/2020	08/15/15 @ 105	57,375
						268,120

	Distribution & Wholesale – 0.2%
300,000	INTCOMEX, Inc.(k)	CCC	13.250%	12/15/2014	01/03/14 @ 100	291,000

	Diversified Financial Services – 0.1%
125,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(b) (k)	B+	7.375%	04/01/2020	04/01/16 @ 106	129,531
200,000	Jefferies Group, Inc.(k)	BBB	6.875%	04/15/2021	N/A	226,000
60,000	KCG Holdings, Inc.(b)	B	8.250%	06/15/2018	06/15/15 @ 104	61,725
31,200	LCP Dakota Fund, Series VI-P(k) (l)	NR	10.000%	08/17/2015	N/A	31,200
140,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(k)	B+	9.625%	05/01/2019	05/01/15 @ 107	157,500
						605,956

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 13

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Engineering & Construction – 0.6%
$2,246,576	Alion Science and Technology Corp.(c)	B–	12.000%	11/01/2014	04/01/14 @ 100	$2,297,124

	Entertainment – 0.5%
1,600,000	Diamond Resorts Corp.(k)	B–	12.000%	08/15/2018	08/15/14 @ 106	1,776,000

	Food – 0.0%***
100,000	KeHE Distributors, LLC / KeHE Finance Corp.(b)	B	7.625%	08/15/2021	08/15/17 @ 104	104,500

	Health Care Services – 0.0%***
150,000	Symbion, Inc.(k)	B	8.000%	06/15/2016	06/15/14 @ 104	159,187

	Healthcare-Services – 0.4%
1,500,000	Tufts Medical Center, Inc.	BBB	7.000%	01/01/2038	N/A	1,450,583

	Internet – 0.8%
3,000,000	GXS Worldwide, Inc.(k)	B	9.750%	06/15/2015	06/15/14 @ 100	3,112,800

	Leisure Time – 0.0%
75,000	Sabre, Inc.(b) (k)	B	8.500%	05/15/2019	05/15/15 @ 106	82,969

	Machinery-Diversified – 0.1%
250,000	Tempel Steel Co.(b) (k)	B–	12.000%	08/15/2016	08/15/14 @ 106	241,250

	Media – 0.0%***
485,000	Baker & Taylor Acquisitions Corp.(b) (k)	CCC	15.000%	04/01/2017	10/01/14 @ 108	413,462
200,000	Expo Event Transco, Inc.(b)	B–	9.000%	06/15/2021	06/15/16 @ 105	202,500
						615,962

	Mining – 0.1%
400,000	Midwest Vanadium Pty. Ltd. (Australia)(b) (k)	CCC	11.500%	02/15/2018	02/15/15 @ 106	332,000
150,000	Mirabela Nickel Ltd. (Australia)(b) (k) (l) (m)	D	8.750%	04/15/2018	04/15/15 @ 104	36,000
						368,000

	Oil & Gas – 0.3%
750,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(k)	B–	10.750%	10/01/2020	10/01/16 @ 105	817,500
200,000	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.(b)	B	7.500%	07/01/2021	07/01/16 @ 106	209,000
						1,026,500

	Oil & Gas Services – 0.1%
200,000	Exterran Holdings, Inc.(k)	BB	7.250%	12/01/2018	12/01/14 @ 104	211,500

	Packaging & Containers – 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.(k)	B–	11.500%	04/01/2016	04/01/14 @ 106	320,250

	Pharmaceuticals – 0.0%***
180,000	Valeant Pharmaceuticals International (Canada)(b)	B	6.750%	08/15/2018	08/15/15 @ 105	198,225

	Real Estate Investment Trusts – 0.2%
750,000	Columbia Property Trust Operating Partnership, LP(k)	BBB–	5.875%	04/01/2018	N/A	788,944

	Retail – 0.4%
150,000	Checkers Drive-In Restaurants, Inc.(b) (k)	B–	11.000%	12/01/2017	06/01/15 @ 108	166,875
980,000	GRD Holdings III Corp.(b) (k)	B	10.750%	06/01/2019	06/01/15 @ 108	1,068,200
125,000	Wok Acquisition Corp.(b) (k)	CCC	10.250%	06/30/2020	06/30/16 @ 105	135,000
						1,370,075

	Software – 0.2%
290,000	Aspect Software, Inc.(k)	CCC+	10.625%	05/15/2017	05/15/14 @ 105	296,525
200,000	Eagle Midco, Inc.(b) (f)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	205,000
400,000	Infor US, Inc.(k)	B–	11.500%	07/15/2018	07/15/15 @ 106	462,000
						963,525

See notes to financial statements.
14 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Textiles – 0.0%***
$140,000	Empire Today, LLC / Empire Today Finance Corp.(b)	B–	11.375%	02/01/2017	02/01/15 @ 103	$138,950

	Transportation – 0.7%
39,340	Atlas Air, Inc.(b) (k) (l)	NR	8.707%	1/2/19	N/A	41,897
985,000	CEVA Group PLC (United Kingdom)(b) (k)	CCC+	8.375%	12/01/2017	12/01/14 @ 104	1,034,250
1,385,000	Marquette Transportation Co., LLC / Marquette Transportation Finance Corp.(k)	B–	10.875%	01/15/2017	01/15/14 @ 105	1,468,100
						2,544,247

	Total Corporate Bonds – 6.7%
	(Cost $24,662,108)					25,593,211

	Asset Backed Securities – 5.6%
	Automobile – 0.0%***
23,331	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b) (k)	NR	5.000%	09/25/2018	N/A	23,219

	Collateralized Debt Obligation – 1.6%
178,600	Cedarwoods, Series 2006-1A, Class A1(i)	AAA	0.435%	07/25/2051	N/A	144,410
73,041	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L
	(Cayman Islands)(d)	BBB+	0.744%	09/15/2035	N/A	69,753
15,750	G-Star 2003-3 Ltd., Series 2003-A, Class A1 (Cayman Islands)(b) (d) (k)	BBB–	0.816%	03/13/2038	N/A	15,625
159,679	Highland Park CDO I Ltd., Series 2006-1A, Class A1 (Cayman Islands)(b) (d) (k)	B+	0.568%	11/25/2051	N/A	138,068
66,396	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (d) (k)	BB+	0.667%	12/30/2030	N/A	65,791
1,000,000	N-Star REL CDO VIII Ltd.(b) (d) (k)	B1	0.529%	02/01/2041	N/A	774,763
4,110,636	Putnam Structured Product, Series 2003-1A, Class A1LB(b) (d) (k)	CCC	0.617%	10/15/2038	N/A	3,818,954
573,308	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman
	Islands)(b) (d) (k)	CCC+	0.849%	01/10/2038	N/A	504,542
754,647	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(b) (d)	Baa3	0.418%	05/09/2046	N/A	678,982
						6,210,888

	Collateralized Loan Obligation – 2.1%
250,000	Ares XXV CLO Ltd., Series 2012-3A (Cayman Islands)(b) (g) (k)	NR	0.000%	01/17/2024	N/A	202,050
250,000	ARES XXVI CLO Ltd., Series 2013-1A (Cayman Islands)(b) (g) (i) (k)	NR	0.000%	04/15/2025	N/A	195,000
250,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(b) (g) (i) (k)	NR	0.000%	01/30/2024	N/A	223,844
100,000	BlackRock Senior Income Series Corp., Series 2004-1A (Cayman Islands)(b) (g)	NR	0.000%	09/15/2016	N/A	9,750
250,000	Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A (Cayman
	Islands)(b) (g) (k)	NR	0.000%	10/14/2024	N/A	240,850
250,000	Cerberus Offshore Levered I LP, Series 2012-1A, Class C (Cayman
	Islands)(b) (d) (k)	A3	6.243%	11/30/2018	N/A	249,520
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman
	Islands)(b) (d) (k)	A+	1.494%	07/10/2019	N/A	1,842,943
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman
	Islands)(b) (d) (k)	BBB+	2.844%	07/10/2019	N/A	904,531
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman
	Islands)(b) (d) (k)	BBB+	8.370%	07/10/2019	N/A	1,008,329
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (d) (k)	AA+	1.338%	05/19/2021	N/A	284,244
250,000	Divcore CLO Ltd., Series 2013-1A, Class B(d)	Baa3	4.100%	11/15/2032	N/A	249,081
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (Cayman Islands)(b) (d) (k)	AA+	0.572%	05/01/2022	N/A	506,420
215,919	Emporia Preferred Funding I Corp., Series 2005-1A, Class C (Cayman
	Islands)(b) (d) (k)	AAA	1.194%	10/12/2018	N/A	214,645
250,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(b) (g)	NR	0.000%	12/24/23	N/A	232,850
250,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A (Cayman Islands)(b) (g) (k)	NR	0.000%	01/15/2023	N/A	231,693
200,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (d) (k)	A+	0.958%	01/25/2019	N/A	186,264
500,000	KKR CLO Trust, Series 2007-1A, Class D (Cayman Islands)(b) (d) (k)	A	2.491%	05/15/2021	N/A	479,030

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 15

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Collateralized Loan Obligation (continued)
$250,000	Newstar Commercial Loan Funding 2013-1, LLC(b) (d)	BBB	4.951%	09/20/2023	N/A	$250,017
200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(b) (g)	NR	0.000%	02/24/2018	N/A	69,798
250,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman
	Islands)(b) (d) (k)	A+	2.994%	07/15/2019	N/A	240,271
						7,821,130

	Commercial Receivables – 0.0%***
3,905	Leaf Receivables Funding 5, LLC, Series 2010-4, Class D(b) (k)	NR	5.000%	01/20/2019	12/20/13 @ 100	3,864

	Credit Card – 0.1%
245,154	Credit Card Pass-Through Trust 2012-BIZ, Series 2012-Biz A(b) (g) (h) (k)	CCC	0.000%	–	N/A	200,313

	Insurance – 0.0%***
80,650	Insurance Note Capital VII, Series 2005-1R1A(b) (d) (k)	A–	0.489%	06/09/2033	N/A	75,005

	Media – 0.9%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b) (k)	BBB	8.836%	12/20/2040	N/A	1,415,394
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b) (k)	BB	10.756%	12/20/2040	N/A	2,031,530
						3,446,924

	Other ABS – 0.5%
262,180	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(b) (k) (l)	BBB	6.455%	09/20/2022	N/A	263,285
322,249	Bristol Bay Funding Ltd., Series 2004-1A, Class A2(b) (d)	AA+	1.242%	02/01/2016	N/A	319,027
1,097,389	Gramercy Real Estate CDO 2007-1 Ltd., Class A1(b) (d)	B	0.521%	08/15/2056	N/A	866,619
667,294	West Coast Funding Ltd., Series 2006-1A, Class A1A(b) (d)	Caa3	0.389%	11/02/2041	N/A	643,581
						2,092,512

	Transportation – 0.4%
11,885	Castle Trust, Series 2003-1AW, Class A1(b) (d) (k)	AA	0.917%	05/15/2027	N/A	10,815
159,103	Raspro Trust, Series 2005-1A, Class G(b) (d) (k)	A	0.645%	03/23/2024	N/A	147,965
1,278,781	Vega Containervessel PLC, Series 2006-1A, Class A(b) (k)	Ba3	5.562%	02/10/2021	N/A	1,241,652
						1,400,432

	Total Asset Backed Securities – 5.6%
	(Cost $20,268,959)					21,274,287

	Collateralized Mortgage Obligations– 0.7%
	Commercial Mortgage Backed Security – Traditional – 0.5%
2,000,000	GS Mortgage Securities Corp. II Trust 2007-EOP, Series 2007-EOP,
	Class H(b) (d) (k)	BBB–	3.300%	03/06/2020	N/A	2,005,000

	Residential Mortgage Backed Security – 0.2%
781,905	Nomura Resecuritization Trust, Series 2012-1R, Class A(b) (d) (k)	NR	0.604%	08/27/2047	N/A	719,353

	Total Collateralized Mortgage Obligations – 0.7%
	(Cost $2,557,904)					2,724,353

	Term Loans – 4.9%(e)
	Aerospace & Defense – 0.2%
900,000	Nana Development	B+	8.000%	03/15/2018	N/A	913,500

	Automotive – 0.1%
40,000	Fleetpride	CCC+	9.250%	05/15/2020	N/A	38,200
236,111	Navistar, Inc.	B	5.750%	08/17/2017	N/A	240,391
						278,591

	Consumer Products – 0.1%
330,469	Targus Group International, Inc.	B	12.000%	05/24/2016	N/A	285,135
85,583	Totes Isotoner Corp.	B	7.252%	07/07/2017	N/A	86,118
						371,253

See notes to financial statements.
16 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Consumer Services – 0.4%
$96,250	Edmentum, Inc.	BB–	6.000%	05/17/2018	N/A	$96,906
447,124	Endurance International Group	B	5.000%	11/09/2019	N/A	450,198
93,750	Nab Holdings First Lien	BB+	7.000%	04/24/2018	N/A	94,395
214,915	Patheon, Inc. - 1st Lien	B+	7.250%	12/14/2018	N/A	217,602
182,576	Sutherland Global Cayman Tranche	BB–	7.250%	03/06/2019	N/A	183,032
404,275	Sutherland Global U.S. Tranche	B	7.250%	03/06/2019	N/A	405,286
						1,447,419

	Diversified Manufacturing – 0.1%
415,800	CPM Acquisition Corp.	B+	6.250%	08/29/2017	N/A	417,879

	Electric – 0.0%***
98,750	Astoria Generating Co. Acquisitions	B	8.500%	10/26/2017	N/A	101,713

	Energy-Alternate Sources – 0.1%
150,000	Atlas Energy, LP	B	6.500%	07/31/2019	N/A	153,750

	Entertainment – 0.0%***
73,800	CKX Entertainment, Inc.(l)	B+	9.000%	06/21/2017	N/A	67,158

	Food & Beverage – 0.0%***
35,000	Hostess Brands, Inc.	B–	6.750%	04/09/2020	N/A	36,116

	Health Care – 0.4%
249,375	Apria Healthcare	BB–	6.750%	04/06/2020	N/A	250,829
1,120,066	Merge Healthcare Inc. (l)	CCC	6.000%	04/23/2019	N/A	1,075,263
						1,326,092

	Insurance – 0.1%
100,000	Cetera Financial Group, Lien 1	B+	6.500%	08/07/2019	N/A	101,000
222,828	Confie Seguros	B–	6.500%	11/09/2018	N/A	223,664
155,909	Cunningham	B–	9.250%	06/10/2020	N/A	155,714
						480,378

	Media – 0.1%
119,372	Cengage Learning Acquisitions, Inc. (Thomson Learning)	D	0.000%	07/03/2014	N/A	90,325
109,446	Cengage Learning Acquisitions, Inc. (Thomson Learning)	D	0.000%	07/31/2017	N/A	82,996
223,125	Mitel US Holdings First Lien	B+	7.000%	02/27/2019	N/A	223,125
						396,446

	Oil Field Services – 0.3%
225,205	Equipower Resources Holdings, LLC	BB	4.250%	12/21/2018	N/A	226,682
399,000	Ocean RIG ASA	B+	5.500%	07/15/2016	N/A	404,654
99,500	Rice Energy	CCC+	8.500%	10/25/2018	N/A	101,739
198,500	Shelf Drilling Holdings Ltd.	B+	6.250%	05/31/2018	N/A	199,492
195,500	Varel International Energy Funding Corp.	B	9.250%	07/17/2017	N/A	200,388
						1,132,955

	Other Finance – 0.4%
917,986	Ceridian Corp.	B–	4.416%	05/09/2017	N/A	923,838
199,000	First Advantage	B	6.250%	02/28/2019	N/A	199,373
62,617	Knight/Getco, 1st Lien	BB–	5.750%	11/30/2017	N/A	63,008
						1,186,219

	Other Financial Institution – 0.5%
2,000,000	AP Alternative Assets LP (l)	BB	6.677%	12/21/2015	N/A	2,005,000

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 17

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Other Industrials – 0.1%
$99,500	Hunter Fan Company 1st Lien	B+	6.500%	12/20/2017	N/A	$99,707
248,750	Sirva Worldwide, Inc.	B	7.500%	03/27/2019	N/A	254,347
						354,054

	Retail – 0.3%
81,233	Container Store, Lien 1	B	4.250%	04/06/2019	N/A	81,672
987,500	HD Supply	B+	4.500%	10/12/2017	N/A	995,030
						1,076,702

	Technology – 1.0%
99,250	Ascensus, Inc.	B	8.000%	12/21/2018	N/A	101,235
297,500	Aspect Software, Inc.	B	7.000%	05/07/2016	N/A	298,763
650,000	Greenway Medical Tech	B+	6.000%	11/04/2020	N/A	650,000
396,000	IPC Information Systems, Inc.	B–	7.750%	07/31/2017	N/A	393,772
100,000	Misys PLC 2nd Lien	CCC+	12.000%	06/12/2019	N/A	115,375
987,464	Misys PLC First Lien	B+	5.000%	12/12/2018	N/A	994,253
1,128,621	Paradigm, Ltd. - First Lien(l)	B+	4.750%	07/30/2019	N/A	1,124,863
19,750	Sophos TLB - Lien 1	B+	6.500%	05/10/2019	N/A	19,849
						3,698,110

	Transportation – 0.3%
577,500	Evergreen Tank Solutions, Inc.	B–	9.500%	09/28/2018	N/A	576,056
119,273	Global Aviation Holdings, Inc.(i) (l) (m)	NR	10.000%	07/13/2017	N/A	–
38,602	Global Aviation Holdings, Inc.(i) (l) (m)	NR	3.000%	02/13/2018	N/A	–
198,004	Sabre, Inc.	B	5.250%	02/19/2019	N/A	199,598
399,000	US Shipping Corp.	B	9.000%	04/30/2018	N/A	410,970
129,675	Travelport Holdings Ltd.	B	6.250%	06/26/2019	N/A	132,767
204,108	Travelport Holdings, LTD 2nd Lien	CCC+	4.000%	12/01/2016	N/A	208,276
						1,527,667

	Wireless – 0.1%
493,750	Zayo Group LLC	B	4.500%	07/02/2019	N/A	494,619

	Wirelines – 0.3%
691,322	Avaya, Inc.	B	4.762%	10/26/2017	N/A	663,766
346,971	Avaya, Inc.	B	8.000%	03/31/2018	N/A	346,366
						1,010,132

	Total Term Loans – 4.9%
	(Cost $18,340,461)					18,475,753

Number
of Shares	Description					Value
	Common Stock – 0.0%***
	Airlines – 0.0%***
6,232	Global Aviation Holdings, Inc.(i) (j) (k) (l)					1
	(Cost $0)

	Preferred Stocks – 2.0%
	Diversified Financial Services – 0.6%
1,900	Falcons Funding Trust I(b) (d) (k)					1,955,931
475	GSC Partners CDO Fund Ltd./GSC Partners CDO Fund Corp.
	(Cayman Islands)(b) (d)					198,121
200,000	WhiteHorse II Ltd., Series 2005-2A (Cayman Islands)(b) (d) (k)					112,000
						2,266,052

See notes to financial statements.
18 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

Number
of Shares	Description					Value
	Transportation – 1.4%
200,000	Seaspan Corp., Series C (Marshall Islands)(k)	NR	9.500%	–		$5,328,000

	Total Preferred Stocks – 2.0%
	(Cost $7,201,500)					7,594,052

	Close End Fund – 0.3%
50,618	BlackRock Build America Bond Trust					931,877
	(Cost $930,410)

	Warrants – 0.0%***
	Engineering & Construction – 0.0%***
1,550	Alion Science and Technology Corp.(i) (j) (l)			03/15/2017		–
	(Cost $16)

	Total Long-Term Investments – 131.6%
	(Cost $457,929,820)					499,851,871

	Short-Term Investments – 0.2%

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Municipal Bond – 0.2%
	Michigan – 0.2%
$1,000,000	Michigan Finance Authority, State Aid Revenue Notes, School District of the City of Detroit, Series 2013C(k)	SP-1	4.375%	08/20/2014	N/A	1,003,560
	(Cost $1,000,000)

	Total Investments – 131.8%
	(Cost $458,929,820)					500,855,431
	Other Assets in excess of Liabilities – 2.6%					9,911,812
	Borrowings – (10.5%)					(39,963,936)
	Reverse Repurchase Agreements – (23.9%)					(90,906,742)
	Net Assets – 100.0%					$379,896,565

AGM – Insured by Assured Guaranty Municipal Corporation

ASA – Stock Company

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

Pty – Proprietary

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Trust or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Taxable municipal bond issued as part of the Build America Bond program.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $31,585,282, which represents 8.3% of net assets.

(c)	The issuer of this security will accrue interest on the secured note at a rate of 12% annum and will make interest payments as follows: (1) 10% in cash and (2) 2% in-kind shares of the secured note.

(d)	Floating or variable rate coupon. The rate shown is as of November 30, 2013.

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 19

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

(e)
Term loans held by the Trust have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Trust may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(f)	Pay-in-kind toggle note.

(g)	Security had no stated coupon. However, it is expected to receive residual cash flow payments on deal defined payment dates.

(h)	Security is perpetual and, thus does not have a predetermined maturity date.

(i)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $563,255, representing 0.1% in net assets.

(j)	Non-income producing security.

(k)
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments. As of November 30, 2013, the total amount segregated was $252,928,587.

(l)	Illiquid security.

(m)	Non-income producing as security is in default.

See notes to financial statements.
20 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2013

Assets
Investments in securities, at value (cost $458,929,820)	$500,855,431
Interest receivable	9,180,661
Cash	1,344,712
Receivable for securities sold	776,437
Other assets	21,553
Total assets	512,178,794
Liabilities
Reverse repurchase agreements	90,906,742
Borrowings	39,963,936
Payable for securities purchased	629,813
Advisory fee payable	250,787
Excise tax payable	250,000
Interest due on borrowings	70,773
Administrative fee payable	9,534
Accrued expenses and other liabilities	200,644
Total liabilities	132,282,229
Net Assets	$379,896,565
Composition of Net Assets
Common stock, $.01 par value per share; unlimited number of shares authorized, 17,413,674 shares issued and outstanding	$174,137
Additional paid-in capital	331,422,142
Undistributed net investment income	4,654,299
Accumulated net realized gain on investments	1,720,376
Net unrealized appreciation on investments and unfunded commitments	41,925,611
Net Assets	$379,896,565
Net Asset Value (based on 17,413,674 common shares outstanding)	$21.82

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 21

STATEMENT OF OPERATIONS For the six months ended November 30, 2013 (Unaudited)	November 30, 2013

Investment Income
Interest	$17,237,828
Total income		$17,237,828
Expenses
Advisory fee	1,546,529
Interest expense	655,890
Excise tax expense	250,000
Professional fees	69,621
Trust accounting	64,113
Administrative fee	58,718
Trustees’ fees and expenses	40,638
Custodian fee	12,507
Printing expenses	36,691
NYSE listing fee	11,895
Insurance expense	6,954
Transfer agent fee	9,189
Miscellaneous	835
Total expenses		2,763,580
Net investment income		14,474,248
Realized and Unrealized Gain (Loss) on Investments and Unfunded Commitments
Net realized loss on:
Investments		(140,770)
Net change in unrealized appreciation (depreciation) on:
Investments		(31,135,679)
Unfunded commitments		3
Net realized and unrealized gain (loss) on investments and unfunded commitments		(31,276,446)
Net Decrease in Net Assets Resulting from Operations		$(16,802,198)

See notes to financial statements.
22 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS	November 30, 2013

	For the Six Months
	Ended	For the Year
	November 30, 2013	Ended
	(unaudited )	May 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$14,474,248	$28,865,070
Net realized gain (loss) on investments	(140,770)	1,496,339
Net change in unrealized appreciation (depreciation) on investments and unfunded commitments	(31,135,676)	(441,200)
Net increase (decrease) in net assets resulting from operations	(16,802,198)	29,920,209
Distributions to Common Shareholders
From net investment income	(14,436,284)	(27,845,259)
Capital Share Transactions
Reinvestment of dividends	0	100,013
Net increase from capital share transactions	0	100,013
Total increase (decrease) in net assets	(31,238,482)	2,174,963
Net Assets
Beginning of period	411,135,047	408,960,084
End of period (including undistributed net investment income of $4,654,299 and $4,616,335, respectively)	$379,896,565	$411,135,047

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 23

STATEMENT OF CASH FLOWS For the six months ended November 30, 2013 (Unaudited)	November 30, 2013

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(16,802,198)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided by Operating and Investing Activities:
Net depreciation appreciation on investments	31,135,679
Net unrealized appreciation on unfunded commitments	(3)
Net realized loss on investments	140,770
Paydowns received	(586,850)
Net accretion of bond discount and amortization of bond premium	(170,510)
Purchase of long-term investments	(26,547,069)
Proceeds from sale of long-term investments	27,673,906
Net sales of short-term investments	174,430
Decrease in interest receivable	71,577
Increase in receivable for securities sold	(173,692)
Increase in other assets	(21,553)
Decrease in payable for securities purchased	(205,541)
Decrease in advisory fee payable	(29,645)
Increase in excise tax payable	250,000
Decrease in interest due on borrowings	(63,723)
Decrease in administration fee payable	(850)
Decrease in accrued expenses and other liabilities	(38,858)
Net Cash Provided by Operating and Investing Activities	14,805,870
Cash Flows From Financing Activities:
Distributions to common shareholders	(14,436,284)
Increase in reverse repurchase agreements	5,128,360
Proceeds from borrowings	22,500,000
Payments made on borrowings	(26,750,000)
Net Cash Used in Financing Activities	(13,557,924)
Net increase in cash	1,247,946
Cash at Beginning of Period	96,766
Cash at End of Period	$1,344,712
Supplemental Disclosure of Cash Flow Information: Cash paid during the period for interest	$719,613

See notes to financial statements.
24 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2013

	For the Six Months				For the Period
	Ended		For the Year	For the Year	October 28, 2010*
Per share operating performance	November 30, 2013		Ended	Ended	through
for a common share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$23.61		$23.49	$20.65	$19.10	(a)
Income from investment operations
Net investment income (b)	0.83		1.63	1.59	0.68
Net realized and unrealized gain (loss) on investments and unfunded commitments	(1.79)		0.09	2.74	1.50
Total from investment operations	(0.96)		1.72	4.33	2.18
Common shares’ offering expenses charged to paid-in capital	—		—	—	(0.04)
Distributions to Common Shareholders
From net investment income	(0.83)		(1.60)	(1.49)	(0.59)
Net asset value, end of period	$21.82		$23.61	$23.49	$20.65
Market value, end of period	$19.19		$22.70	$22.46	$19.54
Total investment return (c)
Net asset value	-4.04%		7.48%	21.64%	11.34%
Market value	-11.98%		8.27%	23.35%	0.80%
Ratios and supplemental data
Net assets, end of period (thousands)	$379,897		$411,135	$408,960	$359,444
Ratios to Average Net Assets applicable to Common Shares:
Total expenses, excluding interest expense	1.09	%(d)	1.02%	1.04%	0.91	%(d)
Total expenses, including interest expense	1.43	%(d)	1.38%	1.36%	1.05	%(d)
Net investment income, including interest expense	7.51	%(d)	6.90%	7.33%	6.00	%(d)
Portfolio turnover rate (e)	5%		12%	7%	3%
Senior Indebtedness:
Total Borrowings outstanding (in thousands)	$130,871		$129,992	$125,542	$104,906
Asset Coverage per $1,000 of indebtedness(f)	$3,903		$4,163	$4,258	$4,426

*	Commencement of investment operations.

(a)	Before deduction of offering expenses charged to capital.

(b)	Based on average shares outstanding during the period.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Trust’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year.

(f)	Calculated by subtracting the Trust’s total liabilities (not including borrowings) from the Trust’s total assets and dividing by the total borrowings.

See notes to financial statements.
GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2013

Note 1 – Organization:
Guggenheim Build America Bonds Managed Duration Trust (the “Trust”) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust.

(a) Valuation of Investments
The Trust values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The Trust values debt securities (including municipal securities, asset-backed securities, collateralized mortgage obligations and term loans) at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Trust and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Trust’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Trust might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Trust values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The fair value estimate for the Level 3 security in the Trust is determined in accordance with the Trust’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

26 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

The following table represents the Trust’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2013.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Municipal Bonds	$—	$424,262	$—		$424,262
Corporate Bonds	—	25,593	—		25,593
Asset Backed
Securities:
Automobile	—	23	—		23
Collateralized Debt
Obligations	—	6,066	145		6,211
Collateralized Loan
Obligations	—	7,402	419		7,821
Commercial Receivables	—	4	—		4
Credit Card	—	200	—		200
Insurance	—	75	—		75
Media	—	3,447	—		3,447
Other ABS	—	2,093	—		2,093
Transportation	—	1,400	—		1,400
Collateralized Mortgage
Obligations	—	2,724	—		2,724
Preferred Stock	7,594	—	—		7,594
Term Loans	—	18,476	—	*	18,476
Common Stock	—	—	—	*	—	*
Closed End Fund	932	—	—		932
Warrants	—	—	—	*	—	*
Total	$8,526	$491,765	$564		$500,855

*	Market value is less than minimum amount disclosed.

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below:

A collateralized loan obligation, Atlas Senior Loan Fund II, LTD. in the amount of $223,844, transferred from Level 2 to Level 3 due to the lack of a timely third-party price.

Two term loans, Global Aviation Holdings Inc. in the amount of $0 each, transferred from Level 2 to Level 3 due to liquidity issues of the company and the lack of a third-party price. The following table presents the activity for the Trust’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the six months ended November 30, 2013.

Level 3 holdings
(value in $000s)
Beginning Balance at May 31, 2013
Warrants	$—	*
Common Stock	—	*
Collateralized Loan Obligations	207
Net Purchases
Collateralized Debt Obligations	154
Transfers In
Collateralized Loan Obligation	224
Term Loans	—	*
Realized Gain/Loss
Collateralized Debt Obligations	3
Paydowns Received
Collateralized Debt Obligation	(13)
Change in unrealized gain/loss
Warrants	—
Common Stock	—
Collateralized Debt Obligation	1
Collateralized Loan Obligations	(12)
Ending Balance at November 30, 2013
Warrants	—	*
Common Stock	—	*
Collateralized Debt Obligation	145
Collateralized Loan Obligations	419
Term Loans	—	*
Total Level 3 holdings	$564

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim Build America Bonds Managed Duration Trust holdings categorized as Level 3 at November 30, 2013:

	Value as of
Investments,	November 30,	Valuation	Unobservable	Unobservable
at value	2013	Technique	Inputs	Inputs
Common Stock:
Airlines	$1	Model Price	Unlisted Security	$0.0001
Warrant:
Engineering
and Construction	0	Model Price	Unlisted Security	0.0000
Asset Backed
Securities:
Collateralized
Debt Obligation	144,410	Third-Party	Single Broker
		Pricing Vendor	Quote	80.8567
Collateralized
Loan Obligation	195,000	Third-Party	Single Broker
		Pricing Vendor	Quote	78.0000
Collateralized
Loan Obligation	223,844	Third-Party	Single Broker
		Pricing Vendor	Quote	89.5376
Term Loans:
Transportation	0	Model Price	Unlisted Security	0.0000

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

	Impact to Value	Impact to Value
Unobservable Input	if Input Increases	if Input Decreases
Unlisted Security	Increases	Decreases
Single Broker Quote	Increases	Decreases

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the six-months ended November 30, 2013, the Trust recognized an increase of interest income and a decrease of net realized gain of $586,850. This reclassification is reflected on the Statement of Operations and had no effect on the net asset value of the Trust. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Swaps
A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swap agreements to manage its exposure to interest rates or to manage the duration of its portfolio. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Operations. The Trust accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations. During the period that the swap agreement is open, the Trust may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. During the six months ended November 30, 2013, there were no swaps outstanding.

(d) When-Issued and Delayed Delivery Transactions
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in a market conditions or the failure of counterparties to perform under the contract.

(e) Distributions
The Trust declares and pays monthly distributions to common shareholders. Any net realized long-term gains are distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(f) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of the respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in the exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Trust’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency forwards and currency transactions in the Trust’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, is included in unrealized appreciation (depreciation) on foreign currency transactions. There were no currency gains or losses for the six months ended November 30, 2013.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement between the Trust and Guggenheim Funds Investment Advisors, LLC (“GFIA” or “the Adviser”), the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM”), provides personnel including certain officers required for the Trust’s administrative management and compensates the officers and trustees of the Trust who are affiliates of the Adviser. As compensation for these services, the Trust pays the Adviser a fee, payable monthly, in an amount equal to 0.60% of the Trust’s average daily managed assets (net assets applicable to common shareholders plus any assets attributable to financial leverage).

Pursuant to a Sub-Advisory Agreement among the Trust, the Adviser and GPIM, GPIM under the supervision of the Trust’s Board of Trustees and the Adviser, provides a continuous investment program for the Trust’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Trust who are GPIM ‘s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.30% of the Trust’s average daily managed assets.

Certain officers of the Trust may also be officers, directors and/or employees of the Adviser or GPIM. The Trust does not compensate its officers who are officers, directors and/or employees of the aforementioned firms.

Prior to May 14, 2013 under a separate Fund Administration agreement, the Adviser provided Fund Administration services to the Trust. Effective May 14, 2013, the Trustees approved Rydex Fund Services, LLC (“RFS”) as the Administrator of the Trust. The Adviser previously received and RFS currently receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Trust:

Managed Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

28 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

There is no impact to the Trust as a result of this change.

For purposes of calculating the fees payable under the foregoing agreements, “average daily managed assets” means the average daily value of the Trust’s total assets minus the sum of its accrued liabilities. “Total assets” means all of the Trust’s assets and is not limited to its investment securities. “Accrued liabilities” means all of the Trust’s liabilities other than borrowings for investment purposes.

The Bank of New York Mellon (“BNY”) acts as the Trust’s custodian. As custodian, BNY is responsible for the custody of the Trust’s assets. Effective June 1, 2013, the Board of Trustees approved RFS to replace BNY as the accounting agent of the Trust. As accounting agent, RFS is responsible for maintaining the books and records of the Trust’s securities and cash. RFS receives an accounting fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Trust:

Managed Assets	Rate
First $200,000,000	0.0300%
Next $300,000,000	0.0150%
Next $500,000,000	0.0100%
Over $1,000,000,000	0.0075%

Note 4 – Federal Income Taxes:
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Information on the components of net assets on a tax basis as of November 30, 2013, is as follows:

Net Tax
Cost of			Unrealized
Investments	Gross Tax	Gross Tax	Appreciation
for Tax	Unrealized	Unrealized	on
Purposes	Appreciation	Depreciation	Investments
$ 458,564,828	$43,725,719	$(1,435,116)	$42,290,603

As of May 31, 2013, (the most recent fiscal year end for federal income tax purposes), the components of accumulated earnings/ (losses) (excluding paid-in capital) on a tax basis were as follows:

Undistributed		Accumulated
Ordinary		Long-Term
Income/		Gains/
(Accumulated		(Accumulated
Ordinary Loss	)	Capital Loss	)
$5,136,538		$975,951

For the year ended May 31, 2013, the tax character of distributions paid to common shareholders as reflected in the statement of changes in net assets was as follows:

Distributions paid from	2013
Ordinary Income	$27,845,259

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investments in Securities:
For the six months ended November 30, 2013, the cost of purchases and proceeds from sales of investments, excluding short-term securities, were $26,547,069 and $27,673,906, respectively.

Note 6 – Capital:

Common Shares
In connection with its organization process, the Trust sold 5,240 common shares of beneficial interest to Guggenheim Funds Distributors, LLC, an affiliate of the Adviser, for consideration of $100,084 at a price of $19.10 per share. The Trust has an unlimited amount of common shares, $0.01 par value, authorized and 17,413,674 issued and outstanding. Of this amount, the Trust issued 17,000,000 common shares in its initial public offering. These shares were issued at $19.10 per share after deducting the sales load but before offering expenses incurred by the Trust.

In connection with the initial public offering of the Trust’s common shares, the underwriters were granted an option to purchase additional common shares. On December 14, 2010, the underwriters purchased, at a price of $19.10 per common share (after deducting the sales load but before offering expenses incurred by the Trust.), 404,230 common shares of the Trust pursuant to the over-allotment option.

Offering costs, equal to $696,169 or $0.04 per share, in connection with the issuance of common shares have been borne by the Trust and were charged to paid-in capital. The Adviser and GPIM paid offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.04 per common share.

Transactions in common shares were as follows:

	Six Months Ended	Year ended
	November 30, 2013	May 31, 2013
Beginning Shares	17,413,674	17,409,470
Shares issued through
dividend reinvestment	—	4,204
Ending Shares	17,413,674	17,413,674

Note 7 – Leverage:

Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

economic effect of borrowings. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust’s assets. As a result, such transactions may increase fluctuations in the market value of the Trust’s assets. For the six months ended November 30, 2013, the average daily balance for which reverse repurchase agreements were outstanding amounted to $88,503,520. The weighted average interest rate was 0.71%. As of November 30, 2013, there was $90,906,742 in reverse repurchase agreements outstanding. At November 30, 2013, the Trust had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

	Range of	Range of
	Interest	Maturity	Face
Counterparty	Rates	Dates	Value
BNP Paribas	0.78%	4/16/14	$60,081,742
Credit Suisse Securities, LLC	0.64%-0.75%	08/23/2013-01/15/2014	4,497,000
Royal Bank of Canada	0.49%-0.55%	06/24/2013-02/28/2014	26,328,000
			$90,906,742

Borrowings
On December 7, 2011, the Trust entered into a $125,000,000 credit facility agreement. The interest rate on the amount borrowed is based on the 1 month LIBOR plus 90 basis points. An unused fee of 25 basis points is charged on the difference between the $125,000,000 and the amount borrowed. At November 30, 2013, there was $39,963,936 outstanding in connection with the Trust’s credit facility. The average daily amount of borrowings on the credit facility during the six months ended was $41,405,457 with a related average interest rate of 1.08%. The maximum amount outstanding during the year ended was $47,713,936. As of November 30, 2013, the total value of securities segregated and pledged as collateral in connection with borrowings was $59,695,129.

Note 8 – Loan Commitments
Pursuant to the terms of certain Term Loan agreements, the Trust held unfunded loan commitments of as of May 31, 2013. The Trust is obligated to fund these loan commitments at the borrower’s discretion. The Trust intends to segregate against such contingent obligations by designating cash, liquid assets. As of November 30, 2013, the total amount segregated in connection with reverse repurchase agreements and unfunded commitments was $193,233,458.

At November 30, 2013, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Unrealized
	Principal	Appreciation/
Borrower	Amount	(Depreciation	)
Darling International	$4,200,000	$—
	$4,200,000	$—

Note 9 – Indemnifications:
In the normal course of business, the Trust enters into contracts that contain a variety of representations, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Note 10 – Subsequent Event:
The Trust evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Trust’s financial statements, except as noted below.

On December 2, 2013, the Trust declared a monthly dividend of $0.13817 per common share. The dividend was payable on December 31, 2013, to shareholders of record on December 13, 2013.

On January 2, 2014, the Trust declared a monthly dividend of $0.13817 per common share. The dividend is payable on January 31, 2014, to shareholders of record on January 15, 2014.

30 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2013

Federal Income Tax Information
In January 2014, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2013.

Trustees
The Trustees of the Guggenheim Build America Bonds Managed Duration Trust (the “Trust”) and their principal occupations during the past five years:

Name, Address*,			Number of
Year of Birth and	Term of Office**		Portfolios in the
Position(s) Held	and Length	Principal Occupations during the Past Five Years and	Fund Complex***	Other Directorships
with Registrant	of Time Served	Other Affiliations	Overseen by Trustee	Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2010	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	52	None.
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a U.S. and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	48
Director of Mercator Minerals Ltd. (September 2013-present), First Americas Gold Corp. (2012-present) and Zincore Metals, Inc. (2009 – present). Previously, Director of Blue Sky Uranium Corp. (formerly, Windstorm Resources Inc.) (2011– 2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	48	Director of Peabody Energy Company (2003-present) and GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of birth: 1953 Trustee	Since 2010	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	54	None.
Ronald E. Toupin, Jr. Year of birth: 1958 Trustee	Since 2010	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	51	Previously, Trustee, Bennett Group of Funds (2011-September/2013).

Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments (2010-present); Chief Executive Officer of Guggenheim Funds Services, LLC (2012-present); Chief Executive Officer (2012-present) and President (2010-present), Guggenheim Funds Distributors, LLC and Guggenheim Funds Investment Advisors, LLC; Chief Executive Officer of certain funds in the Fund Complex (2012-present); President and Director of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund (2012-present); President, CEO and Trustee of Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present); Formerly, Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC (2002-2010).
			212
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana 2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532

**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

-
Messrs. Barnes and Cacciapaglia are Class I Trustees. The Class I Trustees are expected to stand for election or re-election at the Trust’s annual meeting of shareholders for fiscal year ending May 31, 2014.

-	Messrs. Friedrich and Nyberg are Class II Trustees. The Class II Trustees are expected to stand for re-election at the Trust’s annual meeting of shareholders for fiscal year ending May 31, 2015.

-	Messrs. Karn and Toupin are Class III Trustees. The Class III Trustees are expected to stand for re-election at the Trust’s annual meeting of shareholders for fiscal year ending May 31, 2016.

***
As of period end. The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, LLC and/or its affiliates.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Adviser.

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 31

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2013

Officers
The officers of the Guggenheim Build America Bonds Managed Duration Trust who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and	Term of Office** and	Principal Occupations During the Past Five Years and
Position(s) Held with Registrant	Length of Time Served	Other Affiliations
Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010-present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987-2012); Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987-2012); Vice President & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust (2008-present). Officer of certain funds in the Fund Complex (2012-present).

John L. Sullivan Year of Birth: 1955 Chief Financial Officer, Chief Accounting Officer, and Treasurer	Since 2010
Senior Managing Director – Fund Administration, Guggenheim Investments (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002-2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Joanna M. Catalucci Year of birth: 1966 Chief Compliance Officer	Since 2012
Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006). Chief Compliance Officer of certain funds in the Fund Complex.

Mark E. Mathiasen Year of birth: 1978 Secretary	Since 2010	Director, Associate General Counsel of Guggenheim Funds Services, LLC (2007-present). Secretary of certain funds in the Fund Complex.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

32 l GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2013

Unless the registered owner of common shares elects to receive cash by contacting The Computershare Shareowner Services LLC (the “Plan Administrator”), all dividends declared on common shares of the Trust will be automatically reinvested by the Plan Administrator, administrator for shareholders in the Trust’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Trust. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you. If you wish for all dividends declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Trust declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Trust (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Shareowner Services LLC, P.O. Box 30170, College Station, TX 77842-3170; Attention Shareholder Services Department, Phone Number: 866-488-3559.

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 33

This Page Intentionally Left Blank.

TRUST INFORMATION	November 30, 2013

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Ronald E. Toupin, Jr.,
Chairperson

*   Trustee is an “interested
    person” (as defined in section
    2(a)(19) of the 1940 Act)
    (“Interested Trustee”) of the
    Trust because of his position
    as the President and CEO of
    the Adviser.

Officers
Donald C. Cacciapaglia
Chief Executive Officer

Amy J. Lee
Chief Legal Officer

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Joanna M. Catalucci
Chief Compliance Officer

Mark E. Mathiasen
Secretary

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Lisle, Illinois

Investment Sub-Adviser
Guggenheim Partners
Investment
Management, LLC
Santa Monica, California

Administrator and
Accounting Agent
Rydex Fund
Services, LLC
Rockville, Maryland

Custodian
The Bank of New York Mellon
New York, New York
Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP New York, New York Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, Illinois

Privacy Principles of Guggenheim Build America Bonds Managed Duration Trust for Shareholders
The Trust is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Trust restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Guggenheim Build America Bonds Managed Duration Trust?

•	If your shares are held in a Brokerage Account, contact your Broker.

•
If you have physical possession of your shares in certificate form, contact the Trust’s Transfer Agent:
Computershare Shareowner Services LLC, P.O. Box 30170, College Station, TX 77842-3170; (866) 488-3559

This report is sent to shareholders of Guggenheim Build America Bonds Managed Duration Trust for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Trust or of any securities mentioned in this report.

A description of the Trust’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Trust at (866) 392-3004.

Information regarding how the Trust voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 392-3004, by visiting the Trust’s website at guggenheiminvestments.com/gbab or by accessing the Trust’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the SEC website at www.sec.gov or the Trust’s website at guggenheiminvestments.com/gbab. The Trust’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Notice to Shareholders
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Trust from time to time may purchase shares of its common stock in the open market.

GBAB l GUGGENHEIM BUILD AMERICA BONDS MANAGED DURATION TRUST SEMIANNUAL REPORT l 35

ABOUT THE TRUST MANAGERS

Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.

Investment Philosophy
GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

Investment Process
GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(01/14)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

CEF-GBAB-SAR-1113

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)  Not applicable.

(b)       Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Build America Bonds Managed Duration Trust

By:        /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:     Chief Executive Officer

Date:     February 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia

Name:    Donald C. Cacciapaglia

Title:      Chief Executive Officer

Date:      February 6, 2014

By:          /s/ John L. Sullivan

Name:     John L. Sullivan

Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       February 6, 2014